LOSS PER SHARE - Computation of basic and diluted loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
LOSS PER SHARE
Net loss attributable to ordinary shareholders	¥ (392,693)	$ (55,311)	¥ (416,878)	¥ (669,810)
Weighted average number of ordinary shares-basic	168,609,128	168,609,128	166,634,121	165,866,901
Weighted average number of ordinary shares-diluted	168,609,128	168,609,128	166,634,121	165,866,901
Net loss per ordinary share-basic | (per share)	¥ (2.33)	$ (0.33)	¥ (2.50)	¥ (4.04)
Net loss per ordinary share-diluted | (per share)	¥ (2.33)	$ (0.33)	¥ (2.50)	¥ (4.04)